INCOME TAX	12 Months Ended
Dec. 31, 2022
INCOME TAX [abstract]
INCOME TAX

23.   INCOME TAX

(a)	Reconciliation of Effective Tax Rate

Income tax expense differs from the amount that would be computed by applying the applicable Canadian statutory income tax rate to income before income taxes. The significant reasons for the differences are as follows:

	Years ended December 31,
	2022	2021
Net (loss) income before tax	$(125,109)	$107,180
Statutory tax rate	27.0%	27.0%
Anticipated income tax at statutory rates	(33,779)	28,939
Non-deductible expenditures (deductible expenditures)	(3,513)	(5,535)
Differences between Canadian and foreign tax rates	10,448	4,392
Changes in estimate	(4,492)	(93)
Effect of change in tax rates	—	(1,919)
Inflation adjustment	(57,403)	(24,873)
Impact of foreign exchange	17,336	14,865
Change in deferred tax assets not recognized	70,178	18,692
Mining taxes	5,629	7,636
Withholding taxes	7,720	8,148
Other items	(1,327)	(2,471)
Total income tax expense	$10,797	$47,781

Total income tax represented by:
Current income tax expense	$35,783	$51,651
Deferred tax recovery	(24,986)	(3,870)
	$10,797	$47,781

(b)	Tax Amounts Recognized in Profit or Loss

	Years ended December 31,
	2022	2021
Current tax expense
Current taxes on profit for the year	$35,884	$51,106
Changes in estimates related to prior years	(101)	545
	$35,783	$51,651

Deferred tax expense
Origination and reversal of temporary differences and foreign exchange rate	$(20,826)	$(985)
Changes in estimates related to prior years	(4,392)	(638)
Effect of differences in tax rates	232	(328)
Effect of changes in tax rates	—	(1,919)
	$(24,986)	$(3,870)

Total tax expense	$10,797	$47,781

(c)	Deferred Tax Balances

The significant components of the recognized deferred tax assets and liabilities are:

	December 31,	December 31,
	2022	2021
Deferred tax assets:
Reclamation and closure cost obligation	$14,942	$15,872
Carried forward tax loss	3,552	4,192
Equipment and buildings	11,976	23,989
Accounts payable and accrued liabilities	13,286	19,370
Deductibility of resource taxes	2,406	3,085
Lease obligations	8,374	8,270
Other	86	1,153
Total deferred tax assets	$54,622	$75,931

Deferred tax liabilities:
Mineral properties	$(202,087)	$(244,296)
Mining and foreign withholding taxes	(3,524)	(4,523)
Convertible debenture	(831)	(1,198)
Inflation	(4,306)	(10,163)
Inventory and other	(11,493)	(7,419)
Total deferred tax liabilities	$(222,241)	$(267,599)

Net deferred tax liabilities	$(167,619)	$(191,668)

	2022	2022
Classification:
Deferred tax assets	$-	$-
Deferred tax liabilities	(167,619)	(191,668)
Net deferred tax liabilities	$(167,619)	$(191,668)

The Company's movement of net deferred tax liabilities is described below:

	2022	2021
At January 1	$191,668	$19,499
Deferred income tax (recovery) expense through income statement	(24,831)	(3,870)
Deferred income tax expense through equity	782	176,039
At December 31	$167,619	$191,668

(d)	Unrecognized Deferred Tax Assets and Liabilities

The Company recognizes tax benefits on losses or other deductible amounts where it is more likely than not that the deferred tax asset will be realized. The Company’s unrecognized deductible temporary differences and unused tax losses for which no deferred tax asset is recognized consists of the following amounts:

	December 31,	December 31,
	2022	2021
Unrecognized deductible temporary differences and unused tax losses:
Non-capital losses	$164,427	$136,072
Provisions	7,215	11,657
Share issue costs	306	1,711
Mineral properties, plant and equipment	184,970	12,705
Lease obligation	578	863
Derivative liabilities	335	-
Capital losses	—	4,204
Investments in equity securities and associates	1,070	901
Unrecognized deductible temporary differences	$358,901	$168,114

As at December 31, 2022, the Company has temporary differences associated with investments in subsidiaries for which an income tax liability has not been recognized as the Company can control the timing of the reversal of the temporary differences and the Company plans to reinvest in its foreign subsidiaries. The temporary difference associated with investments in subsidiaries aggregate as follow:

	December 31,	December 31,
	2022	2021
Mexico	$150,379	$204,283
Peru	78,505	59,976
West Africa	18,122	114,559

(e)	Tax Loss Carry Forwards

Tax losses have the following expiry dates:

		December 31,		December 31,
	Year of expiry	2022	Year of expiry	2021
Canada	2026 - 2042	$184,717	2026 - 2041	$150,015
Mexico	2021 - 2031	20	2021 - 2030	378

In addition, as at December 31, 2022, the Company has accumulated Canadian resource related expenses of $8.0 million (December 31, 2021- $8.5 million) for which the deferred tax benefit has not been recognized.